EARNINGS (LOSS) PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2015
EARNINGS (LOSS) PER SHARE ("EPS")[Abstract]
EARNINGS (LOSS) PER SHARE ("EPS")
NOTE 14 -         EARNINGS (LOSS) PER SHARE (“EPS”)

Basic and diluted earnings (loss) per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2015	2014	2013
Numerator for EPS:
Net income from continuing operations	$5,849	$1,432	$5,231
Net loss from discontinued operations, net of tax	-	-	(2,429)
Denominator for EPS:
Weighted average shares outstanding – basic	8,808,344	8,805,495	8,799,237
Dilutive shares	2,345	21,047	9,683
Weighted average shares outstanding – diluted	8,810,689	8,826,542	8,808,920
EPS attributable to controlling interest:
Basic and diluted
Net income from continuing operations	$0.66	$0.16	$0.60
Loss from discontinued operations	$-	$-	$(0.28)

Diluted income per share does not include 295,000, 175,000 and 0 options, for the years ended December 31, 2015, 2014 and 2013 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.